BORROWINGS AND FINANCE LEASES - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) banks	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, unamortised financing fees	€ 24,000,000	€ 19,000,000
Borrowings	5,618,000,000	5,748,000,000
Cash received from income on the cross currency swap	34,000,000	€ 36,000,000	€ 17,000,000
Multi-currency Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,500,000,000.0
Number of credit facility banks | banks	10
Borrowings	€ 0